Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 1,328,371	$ 1,553,635	$ 3,298,361	$ 3,554,712	$ 3,008,654
Operating costs:
Salaries and benefits	273,987	235,848	724,157	683,941	556,880
Depreciation	50,784	50,007	201,113	174,207	163,371
Other general and administration expenses	238,124	301,515	945,587	951,616	580,463
Total operating costs	975,334	1,073,525	3,480,393	3,301,554	2,540,408
Income from operations	353,037	480,110	(182,032)	253,158	468,246
Other income (expense)
Interest expense	(4,491)	(10,186)	(25,550)	(30,393)	(36,196)
Other income	61,995	19,442	44,818	28,098	8,900
Total other income, net	57,504	9,256	19,268	(2,295)	(27,296)
Income before income tax	410,541	489,366	(162,764)	250,863	440,950
Income tax expenses	144,329	159,982	20,936	(135,265)	117,757
Net Income	266,212	329,384	(183,700)	386,128	323,193
Comprehensive Income	$ 266,212	$ 329,384	$ (183,700)	$ 386,128	$ 323,193
(Loss) earnings per common stock
Basic	$ 0.02	$ 0.03	$ (0.02)	$ 0.04	$ 0.03
Diluted	$ 0.02	$ 0.03	$ (0.02)	$ 0.04	$ 0.03
Weighted average number of common stocks outstanding
Basic	12,446,667	10,880,000	10,880,000	10,880,000	10,880,000
Diluted	12,446,667	10,880,000	10,880,000	10,880,000	10,880,000
Golf Operations [Member]
Revenue
Total revenue	$ 1,028,940	$ 1,220,881	$ 2,443,178	$ 2,643,856	$ 2,310,615
Operating costs:
Cost of sales	323,259	391,231	1,367,958	1,189,889	1,015,852
Food and Beverage [Member]
Revenue
Total revenue	225,803	245,261	648,738	682,281	517,694
Operating costs:
Cost of sales	65,882	70,808	186,602	209,226	167,614
Sales of Merchandise [Member]
Revenue
Total revenue	44,504	51,092	115,262	138,450	99,366
Operating costs:
Cost of sales	23,298	24,116	54,876	92,675	56,228
Ancillary Revenue [Member]
Revenue
Total revenue	$ 29,124	$ 36,401	$ 91,183	$ 90,125	$ 80,979